Investment Securities (Tables)	6 Months Ended
Sep. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Amortized Costs Gross Unrealized Gain Loss and Estimated Fair Values
The following tables present the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale debt securities and Held-to-maturity debt securities at March 31, 2024 and September 30, 2024:

At March 31, 2024 (As Adjusted):	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥23,287,730	¥5,768	¥126,098	¥23,167,400
Japanese prefectural and municipal bonds	1,055,564	227	9,800	1,045,991
Foreign government and official institution bonds	3,428,199	4,981	130,629	3,302,551
Corporate bonds	1,019,832	10,685	4,049	1,026,468
Residential mortgage-backed securities	1,229,615	255	345	1,229,525
Asset-backed securities	1,239,772	9,251	1,877	1,247,146
Other debt securities	407,917	3,419	7,450	403,886
Total	¥31,668,629	¥34,586	¥280,248	¥31,422,967
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥15,191,741	¥4,745	¥97,603	¥15,098,883
Japanese prefectural and municipal bonds	1,999,182	2,048	16,328	1,984,902
Corporate bonds	119,490	93	179	119,404
Residential mortgage-backed securities	4,952,083	3,153	179,537	4,775,699
Asset-backed securities	2,581,466	3,681	6,521	2,578,626
Total	¥24,843,962	¥13,720	¥300,168	¥24,557,514

At September 30, 2024:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥18,761,335	¥10,245	¥131,338	¥18,640,242
Japanese prefectural and municipal bonds	871,795	11	11,188	860,618
Foreign government and official institution bonds	3,487,233	16,365	73,603	3,429,995
Corporate bonds	937,702	9,761	5,440	942,023
Residential mortgage-backed securities	1,173,805	266	314	1,173,757
Asset-backed securities	1,402,431	10,739	515	1,412,655
Other debt securities	501,639	5,326	3,429	503,536
Total	¥27,135,940	¥52,713	¥225,827	¥26,962,826
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥13,842,654	¥14,647	¥133,864	¥13,723,437
Japanese prefectural and municipal bonds	2,216,346	987	23,987	2,193,346
Corporate bonds	191,305	157	544	190,918
Residential mortgage-backed securities	4,670,796	29,014	81,381	4,618,429
Asset-backed securities	1,818,347	5,364	1,208	1,822,503
Total	¥22,739,448	¥50,169	¥240,984	¥22,548,633

Amortized Cost and Fair Value by Contractual Maturity	Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥2,484,027	¥2,481,938	¥16,621,054
Due from one year to five years	8,156,136	8,089,148	5,235,427
Due from five years to ten years	6,548,526	6,475,490	2,182,338
Due after ten years	5,550,759	5,502,057	2,924,007
Total	¥22,739,448	¥22,548,633	¥26,962,826

Investments by Length and Category in Continuous Loss Position
The following tables show the gross unrealized losses and fair value of Available-for-sale debt securities at March 31, 2024 and September 30, 2024 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2024 (As Adjusted):	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥18,640,364	¥9,427	¥1,756,792	¥116,671	¥20,397,156	¥126,098	440
Japanese prefectural and municipal bonds	416,047	1,502	520,133	8,298	936,180	9,800	574
Foreign government and official institution bonds	358,973	9,306	1,942,369	121,323	2,301,342	130,629	97
Corporate bonds	167,004	467	442,274	3,582	609,278	4,049	309
Residential mortgage-backed securities	185,197	14	343,621	331	528,818	345	14
Asset-backed securities	23,810	9	160,109	1,868	183,919	1,877	17
Other debt securities	202,787	54	64,908	7,396	267,695	7,450	56
Total	¥19,994,182	¥20,779	¥5,230,206	¥259,469	¥25,224,388	¥280,248	1,507

	Less than 12 months		12 months or more		Total
At September 30, 2024:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥12,386,848	¥5,407	¥1,757,038	¥125,931	¥14,143,886	¥131,338	417
Japanese prefectural and municipal bonds	167,167	610	672,133	10,578	839,300	11,188	529
Foreign government and official institution bonds	255,136	2,852	1,765,019	70,751	2,020,155	73,603	83
Corporate bonds	150,753	1,119	459,710	4,321	610,463	5,440	369
Residential mortgage-backed securities	207,273	15	326,360	299	533,633	314	15
Asset-backed securities	118,095	285	45,666	230	163,761	515	19
Other debt securities	362,704	321	50,322	3,108	413,026	3,429	93
Total	¥13,647,976	¥10,609	¥5,076,248	¥215,218	¥18,724,224	¥225,827	1,525

Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities Still Held at the Reporting Date
The following table presents net realized gains (losses) on sales of equity securities, and net unrealized gains (losses) on equity securities still held at September 30, 2023 and 2024.

	Six months ended September 30,
	2023 (As Adjusted)	2024
	(in millions)
Net gains (losses) recognized during the period(1)	¥689,090	¥(474,755)
Less:
Net gains (losses) recognized during the period on equity securities sold during the period	19,247	(97,385)
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥669,843	¥(377,370)

Note:
(1)Included in Investment securities gains (losses)—net.

Carrying Value of Nonmarketable Equity Securities
The following table presents the carrying value of nonmarketable equity securities that are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes (“measurement alternative”), held at March 31, 2024 and September 30, 2024.

	March 31, 2024 (As Adjusted)	September 30, 2024
	(in millions)
Measurement alternative balance	¥483,218	¥571,434

Related Adjustments for Nonmarketable Equity Securities
The related adjustments for these securities during the six months ended September 30, 2023 and 2024 were as follows:

	Six months ended September 30,
	2023	2024
	(in millions)
Measurement alternative impairment losses(1)(4)	¥(8,187)	¥(14,782)
Measurement alternative downward changes for observable prices(1)(2)(3)(5)	¥(1,567)	¥—
Measurement alternative upward changes for observable prices(1)(2)(3)(6)	¥783	¥6,309

Notes:
(1)Included in Investment securities gains (losses)—net.
(2)Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
(3)The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.
(4)The cumulative impairment losses at March 31, 2024 and September 30, 2024 were ¥29,569 million and ¥43,714 million, respectively.
(5)The cumulative downward changes for observable prices at March 31, 2024 and September 30, 2024 were ¥2,961 million and ¥2,961 million, respectively.
(6)The cumulative upward changes for observable prices at March 31, 2024 and September 30, 2024 were ¥58,104 million and ¥64,386 million, respectively.